Pension and Other Postretirement Benefits	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits

L. Pension and Other Postretirement Benefits—The components of net periodic benefit cost were as follows:

	Third quarter ended September 30,		Nine months ended September 30,
Pension benefits	2016	2015	2016	2015
Service cost	$18	$12	$42	$40
Interest cost	44	22	81	68
Expected return on plan assets	(80)	(30)	(140)	(93)
Recognized net actuarial loss	36	11	55	33
Amortization of prior service cost	2	1	5	5
Settlements*	13	11	13	12
Curtailments*	—	9	—	9
Special termination benefits*	—	—	1	11

Net periodic benefit cost	$33	$36	$57	$85

*	These amounts were recorded in Restructuring and other charges on the accompanying Statement of Combined Operations (see Note D).

	Third quarter ended September 30,		Nine months ended September 30,
Other postretirement benefits	2016	2015	2016	2015
Service cost	$1	$—	$1	$—
Interest cost	6	1	8	3
Recognized net actuarial loss	3	—	3	(2)
Amortization of prior service benefit	(2)	(2)	(2)	(6)
Curtailments*	—	(5)	—	(6)
Special termination benefits*	—	—	—	1

Net periodic benefit cost	$8	$(6)	$10	$(10)

*	These amounts were recorded in Restructuring and other charges on the accompanying Statement of Combined Operations (see Note D).

Effective in the first quarter of 2016, management elected to change the manner in which the interest cost component of net periodic benefit cost is calculated for Alcoa Corporation’s pension plans (referred to as the “Direct Plans”). In the 2016 third quarter and nine-month period, this change resulted in a decrease to net periodic benefit cost of $3 and $9, respectively.

In preparation for the Separation Transaction (see Note A), effective August 1, 2016, certain U.S. pension and other postretirement benefit plans previously sponsored by ParentCo (the “Shared Plans”) were separated into standalone plans for both Alcoa Corporation (the “New Direct Plans”) and Arconic. Accordingly, the New Direct Plans for Alcoa Corporation were measured as of August 1, 2016. One of the primary assumptions used to measure the New Direct Plans was a weighted average discount rate of 3.48%. This measurement yielded a combined net unfunded status of $2,348, which was recognized in the accompanying Combined Balance Sheet, consisting of a current liability of $131 and a noncurrent liability of $2,217. Additionally, Alcoa Corporation recognized $2,498 in Accumulated other comprehensive loss. In the 2016 third quarter, Alcoa Corporation recognized $15 of net periodic benefit cost combined for the New Direct Plans related to the months of August and September, which was reflected in the respective tables above. Prior to August 2016, Alcoa Corporation recorded its share of expense related to the Shared Plans as multiemployer expense for active employees of the Company’s businesses and as an allocated expense for both ParentCo corporate participants and former employees of ParentCo’s closed and sold operations, totaling approximately $70 for the January 2016 through July 2016 timeframe. In the remainder of 2016, Alcoa Corporation expects to make cash contributions of $12 to the New Direct Plans.

Additionally, certain other U.S. pension and other postretirement benefit plans were assumed by Alcoa Corporation (“Additional New Direct Plans”) that did not require to be separated and/or to be remeasured. The Additional New Direct Plans have a combined net unfunded status of $180, which was recognized in the accompanying Combined Balance Sheet, consisting of a current liability of $5 and a noncurrent liability of $175. Additionally, Alcoa Corporation recognized $206 in Accumulated other comprehensive loss. In the 2016 third quarter, net periodic benefit cost combined for the Additional New Direct Plans related to the months of August and September was not material.

W. Pension and Other Postretirement Benefits

Certain Alcoa Corporation employees participate in defined benefit pension plans sponsored by ParentCo (“Shared Pension Plans”), which include Arconic and ParentCo corporate participants. Alcoa Corporation accounts for Shared Pension Plans as multiemployer benefit plans. Accordingly, Alcoa Corporation does not record an asset or liability to recognize the funded status of the Shared Pension Plans. However, the related pension expenses allocated to Alcoa Corporation are based primarily on pensionable compensation of active Alcoa Corporation participants. Multiemployer contribution expenses attributable to Alcoa Corporation for the Shared Pension Plans were $64, $64, and $64 in 2015, 2014, and 2013, respectively.

Certain Alcoa Corporation employees also participate in health care and life insurance postretirement benefit plans sponsored by ParentCo (“Shared OPEB Plans”, and, together with the Shared Pension Plans, the “Shared Plans”) which include Arconic and ParentCo corporate participants as well as eligible U.S. retired employees and certain retirees from foreign locations. Generally, the medical plans are unfunded and pay a percentage of medical expenses, reduced by deductibles and other coverages. Life insurance benefits are generally provided by insurance contracts. ParentCo retains the right, subject to existing agreements, to change or eliminate these benefits. All salaried and certain non-bargaining hourly U.S. employees hired after January 1, 2002 and certain bargaining hourly U.S. employees hired after July 1, 2010 are not eligible for postretirement health care benefits. All salaried and certain hourly U.S. employees that retire on or after April 1, 2008 are not eligible for postretirement life insurance benefits. Alcoa Corporation accounts for Shared OPEB Plans as multiemployer benefit plans. Accordingly, Alcoa Corporation does not record an asset or liability to recognize the funded status of the Shared OPEB Plans. Multiemployer contribution expenses attributable to Alcoa Corporation for the Shared OPEB Plans are based primarily on estimated interest costs and were $32, $39, and $39 in 2015, 2014, and 2013, respectively.

The Combined Financial Statements also include an allocation of expenses for the Shared Plans attributable to ParentCo corporate participants as well as to closed and sold operations (see Cost Allocations discussion in Note A). Including the multiemployer expenses disclosed above, the total expenses associated with the Shared Plans reflected in the Combined Financial Statements were $191, $183, and $219 in 2015, 2014 and 2013, respectively.

Certain ParentCo plans that are specific to Alcoa Corporation employees (“Direct Plans”) are accounted for as defined benefit pension and other postretirement benefit plans. Accordingly, the funded status of each Direct Plan is recorded in the accompanying Combined Balance Sheet. Actuarial gains and losses that have not yet been recognized in earnings are recorded in Accumulated other comprehensive loss until they are amortized as a component of net periodic benefit cost. The determination of benefit obligations and recognition of expenses related to Direct Plans are dependent on various assumptions. The major assumptions primarily relate to discount rates, long-term expected rates of return on plan assets, and future compensation increases. Management develops each assumption using relevant company experience in conjunction with market-related data for each of the plans.

The funded status of all of Alcoa Corporation’s Direct Plans are measured as of December 31 each calendar year. The following information is applicable to only the Direct Plans, all of which are non-U.S. plans.

Obligations and Funded Status

		Pension benefits		Other postretirement benefits
December 31,	Note	2015	2014	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year		$2,507	$2,451	$98	$99
Service cost		63	69	—	1
Interest cost		95	122	4	5
Amendments		16	11	—	(11)
Actuarial losses (gains)		27	269	(7)	12
Divestitures	F	—	(52)	—	(1)
Settlements		(65)	(117)	—	—
Curtailments		(13)	—	(5)	—
Benefits paid, net of participants’ contributions		(65)	(65)	(5)	(5)
Foreign currency translation impact		(319)	(181)	(3)	(2)

Benefit obligation at end of year		$2,246	$2,507	$82	$98

Change in plan assets
Fair value of plan assets at beginning of year		$2,090	$2,086	$—	$—
Actual return on plan assets		111	215	—	—
Employer contributions		76	160	—	—
Participants’ contributions		19	24	—	—
Benefits paid		(76)	(78)	—	—
Administrative expenses		(6)	(8)	—	—
Divestitures	F	—	(47)	—	—
Settlements		(65)	(117)	—	—
Foreign currency translation impact		(258)	(145)	—	—

Fair value of plan assets at end of year		$1,891	$2,090	$—	$—

Funded status		$(355)	$(417)	$(82)	$(98)
Less: Amounts attributed to joint venture partners		(30)	(34)	—	—

Net funded status		$(325)	$(383)	$(82)	$(98)

Amounts recognized in the Combined Balance Sheet consist of:
Noncurrent assets		$35	$35	$—	$—
Current liabilities		(1)	(1)	(4)	(5)
Noncurrent liabilities		(359)	(417)	(78)	(93)

Net amount recognized		$(325)	$(383)	$(82)	$(98)

Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Net actuarial loss		$625	$731	$1	$6
Prior service cost (benefit)		35	58	—	(10)

Total, before tax effect		660	789	1	(4)
Less: Amounts attributed to joint venture partners		39	44	—	—

Net amount recognized, before tax effect		$621	$745	$1	$(4)

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss consist of:
Net actuarial (benefit) loss		$(64)	$118	$(12)	$13
Amortization of accumulated net actuarial (loss) benefit		(42)	(34)	7	2
Prior service (benefit) cost		(17)	5	1	(12)
Amortization of prior service (cost) benefit		(6)	(8)	9	2

Total, before tax effect		(129)	81	5	5
Less: Amounts attributed to joint venture partners		(5)	7	—	—

Net amount recognized, before tax effect		$(124)	$74	$5	$5

Pension Plan Benefit Obligations

	2015	2014
The projected benefit obligation and accumulated benefit obligation for all defined benefit pension plans was as follows:
Projected benefit obligation	$2,246	$2,507
Accumulated benefit obligation	2,049	2,267

The aggregate projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets was as follows:
Projected benefit obligation	2,175	2,434
Fair value of plan assets	1,789	1,983

The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets was as follows:
Accumulated benefit obligation	1,467	1,602
Fair value of plan assets	1,252	1,357

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits
	2015	2014	2013	2015	2014	2013
Service cost	$51	$55	$72	$—	$1	$1
Interest cost	89	114	111	4	5	4
Expected return on plan assets	(121)	(134)	(131)	—	—	—
Recognized net actuarial loss (benefit)	42	34	61	(3)	(2)	(1)
Amortization of prior service cost (benefit)	6	8	9	(9)	(2)	—
Settlements(1)	14	24	—	—	—	—
Curtailments(2)	9	—	6	(4)	—	—
Special termination benefits(3)	16	—	77	—	—	—

Net periodic benefit cost(4)	$106	$101	$205	$(12)	$2	$4

(1)	In 2015 and 2014, settlements were due to workforce reductions (see Note D) and the payment of lump sum benefits.
(2)	In 2015 and 2013, curtailments were due to elimination of benefits or workforce reductions (see Note D).
(3)	In 2015 and 2013, special termination benefits were due to workforce reductions (see Note D).
(4)	Amounts attributed to joint venture partners are not included.

Amounts Expected to be Recognized in Net Periodic Benefit Cost

	Pension benefits	Other postretirement benefits
	2016	2016
Net actuarial loss recognition	$37	$—
Prior service cost (benefit) recognition	5	—

Assumptions

Weighted average assumptions used to determine benefit obligations for Direct Plans were as follows:

December 31,	2015	2014
Discount rate	4.03%	4.09%
Rate of compensation increase	3.65	3.74

The discount rates for the plans are primarily determined by using yield curve models developed with the assistance of an external actuary. The cash flows of the plans’ projected benefit obligations are discounted using a single equivalent rate derived from yields on high-quality corporate bonds, which represent a broad diversification of issuers in various sectors. The yield curve model parallels the plans’ projected cash flows, which have an average duration ranging from 11 to 15 years. The underlying cash flows of the bonds included in the models exceed the cash flows needed to satisfy plans’ obligations multiple times. If a deep market of high quality corporate bonds does not exist in a country, then the yield on government bonds plus a corporate bond yield spread is used.

The rate of compensation increase is based upon anticipated salary increases and estimated inflation. For 2016, the rate of compensation increase will be 3.65%.

Weighted average assumptions used to determine net periodic benefit cost for Direct Plans were as follows:

	2015	2014	2013
Discount rate*	4.09%	5.14%	4.63%
Expected long-term rate of return on plan assets	6.91%	6.91%	6.98%
Rate of compensation increase	3.74%	3.79%	3.81%

*	In all periods presented, the respective discount rates were used to determine net periodic benefit cost for most Direct Plans for the full annual period. However, the discount rates for a limited number of plans were updated during 2015, 2014, and 2013 to reflect the remeasurement of these plans due to settlements, and/or curtailments. The updated discount rates used were not significantly different from the discount rates presented.

The expected long-term rate of return on plan assets is generally applied to a four-year or five-year average value of plan assets for certain plans, or the fair value at the plan measurement date. The process used by management to develop this assumption is one that relies on forward-looking returns by asset class. Management incorporates expected future returns on current and planned asset allocations using information from various external investment managers and consultants, as well as management’s own judgment. For 2015, 2014, and 2013, management used 6.91%, 6.91% and 6.98%, respectively, as its expected long-term rate of return. For 2016, management anticipates that 6.92% will be the expected long-term rate of return.

Assumed health care cost trend rates for other postretirement benefit plans were as follows:

	2015	2014	2013
Health care cost trend rate assumed for next year	5.5%	5.5%	5.5%
Rate to which the cost trend rate gradually declines	4.5%	4.5%	4.5%
Year that the rate reaches the rate at which it is assumed to remain	2019	2018	2017

The assumed health care cost trend rate is used to measure the expected cost of gross eligible charges covered by Alcoa Corporation’s other postretirement benefit plans. For 2016, a 5.5% trend rate will be used, reflecting management’s best estimate of the change in future health care costs covered by the plans. The plans’ actual annual health care cost trend experience over the past three years has ranged from 4.0% to 9.6% Management does not believe this three-year range is indicative of expected increases for future health care costs over the long-term.

Assumed health care cost trend rates have an effect on the amounts reported for the health care plan. A one-percentage point change in these assumed rates would have the following effects:

	1% increase	1% decrease
Effect on other postretirement benefit obligations	$12	$(10)
Effect on total of service and interest cost components	1	(1)

Plan Assets

Alcoa Corporation’s pension plans’ investment policy and weighted average asset allocations at December 31, 2015 and 2014, by asset class, were as follows:

		Plan assets at December 31,
Asset class	Policy range	2015	2014
Equities	20–50%	39%	42%
Fixed income	25–55%	37%	39%
Other investments	15–40%	24%	19%

Total		100%	100%

The principal objectives underlying the investment of the pension plans’ assets are to ensure that Alcoa Corporation can properly fund benefit obligations as they become due under a broad range of potential economic and financial scenarios, maximize the long-term investment return with an acceptable level of risk based on such obligations, and broadly diversify investments across and within various asset classes to protect asset values against adverse movements.

Investment practices comply with the requirements of applicable laws and regulations in the respective jurisdictions. The use of derivative instruments is permitted where appropriate and necessary for achieving overall investment policy objectives. Currently, the use of derivative instruments is not significant when compared to the overall investment portfolio.

The following section describes the valuation methodologies used by the trustees to measure the fair value of pension plan assets, including an indication of the level in the fair value hierarchy in which each type of asset is generally classified (see Note X for the definition of fair value and a description of the fair value hierarchy).

Equities. These securities consist of: (i) direct investments in the stock of publicly traded U.S. and non-U.S. companies and are valued based on the closing price reported in an active market on which the individual securities are traded (generally classified in Level 1); (ii) the plans’ share of commingled funds that are invested in the stock of publicly traded companies and are valued at the net asset value of shares held at December 31 (included in Level 1 if quoted in an active market, otherwise these investments are included in Level 2); and (iii) direct investments in long/short equity hedge funds and private equity (limited partnerships and venture capital partnerships) and are valued by investment managers based on the most recent financial information available, which typically represents significant unobservable data (generally classified as Level 3).

Fixed income. These securities consist of: (i) U.S. government debt and are generally valued using quoted prices (included in Level 1); (ii) publicly traded U.S. and non-U.S. fixed interest obligations (principally corporate bonds and debentures) and are valued through consultation and evaluation with brokers in the institutional market using quoted prices and other observable market data (included in Level 2); and (iii) cash and cash equivalents, which consist of government securities in commingled funds, and are generally valued using observable market data (included in Level 2).

Other investments. These investments include, among others: (i) exchange traded funds, such as gold, and real estate investment trusts and are valued based on the closing price reported in an active market on which the investments are traded (included in Level 1); (ii) the plans’ share of commingled funds that are invested in real estate investment trusts and are valued at the net asset value of shares held at December 31 (generally included in Level 3, however, if fair value is able to be determined through the use of quoted market prices of similar assets or other observable market data, then the investments are classified in Level 2); and (iii) direct investments of discretionary and systematic macro hedge funds and private real estate (includes limited partnerships) and are valued by investment managers based on the most recent financial information available, which typically represents significant unobservable data (generally classified as Level 3, however, if fair value is able to be determined through the use of quoted market prices of similar assets or other observable market data, then the investments are classified in Level 2).

The fair value methods described above may not be indicative of net realizable value or reflective of future fair values. Additionally, while Alcoa Corporation believes the valuation methods used by the plans’ trustees are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the fair value of pension plan assets classified under the appropriate level of the fair value hierarchy:

December 31, 2015	Level 1	Level 2	Level 3	Total
Equities:
Equity securities	$160	$475	$5	$640
Long/short equity hedge funds	—	—	26	26
Private equity	—	—	64	64

	$160	$475	$95	$730

Fixed income:
Intermediate and long duration government/credit	$152	$383	$—	$535
Other	—	163	—	163

	$152	$546	$—	$698

Other investments:
Real estate	$4	$16	$169	$189
Discretionary and systematic macro hedge funds	—	—	46	46
Other	4	—	224	228

	$8	$16	$439	$463

Total	$320	$1,037	$534	$1,891

December 31, 2014	Level 1	Level 2	Level 3	Total
Equities
Equity securities	$230	$541	$5	$776
Long/short equity hedge funds	—	—	27	27
Private equity	—	—	73	73

	$230	$541	$105	$876

Fixed income:
Intermediate and long duration government/credit	$166	$445	$—	$611
Other	—	200	—	200

	$166	$645	$—	$811

Other investments:
Real estate	$4	$18	$157	$179
Discretionary and systematic macro hedge funds	—	—	39	39
Other	4	—	181	185

	$8	$18	$377	$403

Total	$404	$1,204	$482	$2,090

Pension plan assets classified as Level 3 in the fair value hierarchy represent investments in which the trustees have used significant unobservable inputs in the valuation model. The following table presents a reconciliation of activity for such investments:

	2015	2014
Balance at beginning of year	$482	$379
Realized gains	7	14
Unrealized gains	99	9
Purchases	75	143
Sales	(19)	(39)
Issuances	—	—
Settlements	—	—
Foreign currency translation impact	(110)	(24)
Transfers in and/or out of Level 3*	—	—

Balance at end of year	$534	$482

*	In 2015 and 2014, there were no transfers of financial instruments into or out of Level 3.

Funding and Cash Flows

It is Alcoa Corporation’s policy to fund amounts for Direct Plans sufficient to meet the minimum requirements set forth in applicable country benefits laws and tax laws. From time to time, Alcoa Corporation (through ParentCo) contributes additional amounts as deemed appropriate. In 2015 and 2014, cash contributions to Alcoa Corporation’s pension plans were $69 and $154. The minimum required contribution to pension plans in 2016 is estimated to be $51.

Benefit payments expected to be paid to pension and other postretirement benefit plans’ participants are as follows:

Year ended December 31,	Pension benefits	Other post- retirement benefits
2016	$116	$5
2017	117	4
2018	122	4
2019	125	5
2020	131	5
2021 through 2025	712	24

Total	1,323	47

Defined Contribution Plans

Alcoa Corporation employees participate in ParentCo-sponsored savings and investment plans in several countries, including the United States and Australia. Alcoa Corporation’s expenses related to these plans were $59 in 2015, $68 in 2014, and $73 in 2013. In the United States, Alcoa Corporation’s employees may contribute a portion of their compensation to the plans, and ParentCo matches a portion of these contributions in equivalent form of the investments elected by the employee. Prior to January 1, 2014, ParentCo’s match was mostly in ParentCo stock.